CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Series A Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member] Equity Trust Plan [Member]	Treasury Stock [Member]	Additional Paid In Capital [Member] Stock Based Incentive Plans [Member]	Additional Paid In Capital [Member] Equity Trust Plan [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Stock Based Incentive Plans [Member]	Equity Trust Plan [Member]	Total
BALANCE at Sep. 30, 2011	$ 31,527,176	$ 130,687		$ (18,008,998)			$ 58,236,270	$ 310	$ 48,284,741			$ 120,170,186
Increase (Decrease) in Stockholders' Equity
Net income									9,829,688			9,829,688
Other comprehensive loss								21,165				21,165
Common stock dividends ($0.38 per share, $0.38 per share and $0.38 per share for the year ended September 30, 2014, 2013 and 2012)									(4,301,725)			(4,301,725)
Commission on shares purchased for dividend reinvestment plan							(22,013)					(22,013)
Preferred stock dividends									(1,626,900)			(1,626,900)
Accretion of discount on preferred stock	420,829								(420,829)
Repurchase of common stock warrant							(1,110,000)					(1,110,000)
Repurchase of preferred shares (10,000 shares, 8,030 shares and 7,120 shares for the year ended September 30, 2014, 2013 and 2012)	(6,971,766)								363,699			(6,608,067)
Stock options exercised (21,900 shares, 23,400 shares, and 84,456 shares for the year ended September 30, 2014, 2013 and 2012)				297,390			206,032					503,422
Stock option and award expense					1,179,683					1,179,683
Common stock issued under employee compensation plans (40,904 shares, 15,622 shares and 248,032 shares for year ended September 30, 2014, 2013 and 2012)				523,265			(908,969)					(385,704)
Purchase of equity trust shares from Treasury, net						339,517					339,517
Distribution of equity trust shares, net (803 shares and 57,442 shares for the year ended September 30, 2014 and 2013)			1,248,965			(1,248,965)
Equity trust expense, net of forfeitures						234,588					234,588
Tax benefit (cost) from release of equity trust shares						(59,749)					(59,749)
Excess tax expense from stock-based compensation							3,081					3,081
BALANCE at Sep. 30, 2012	24,976,239	130,687		(15,939,378)			56,849,475	21,475	52,128,674			118,167,172
Increase (Decrease) in Stockholders' Equity
Net income									9,809,059			9,809,059
Other comprehensive loss								(47,015)				(47,015)
Common stock dividends ($0.38 per share, $0.38 per share and $0.38 per share for the year ended September 30, 2014, 2013 and 2012)									(4,326,992)			(4,326,992)
Preferred stock dividends									(1,234,529)			(1,234,529)
Accretion of discount on preferred stock	307,647								(307,647)
Repurchase of preferred shares (10,000 shares, 8,030 shares and 7,120 shares for the year ended September 30, 2014, 2013 and 2012)	(7,973,803)								22,604			(7,951,199)
Stock options exercised (21,900 shares, 23,400 shares, and 84,456 shares for the year ended September 30, 2014, 2013 and 2012)				92,122			118,239					210,361
Stock option and award expense							1,222,419					1,222,419
Common stock issued (604,542 shares and 13,653 shares for the year ended September 30, 2014 and 2013)		136					(136)
Common stock issued under employee compensation plans (40,904 shares, 15,622 shares and 248,032 shares for year ended September 30, 2014, 2013 and 2012)				(472,329)			252,053					(220,276)
Commission on shares purchased for dividend reinvestment plan							(24,027)					(24,027)
Purchase of equity trust shares from Treasury, net						566,527					566,527
Distribution of equity trust shares, net (803 shares and 57,442 shares for the year ended September 30, 2014 and 2013)			468,544			(783,643)					(315,099)
Equity trust expense, net of forfeitures						159,203					159,203
Tax benefit (cost) from release of equity trust shares						42,462					42,462
BALANCE at Sep. 30, 2013	17,310,083	130,823		(15,851,041)			58,402,572	(25,540)	56,091,169			116,058,066
Increase (Decrease) in Stockholders' Equity
Net income									11,033,362			11,033,362
Other comprehensive loss								(670)				(670)
Common stock dividends ($0.38 per share, $0.38 per share and $0.38 per share for the year ended September 30, 2014, 2013 and 2012)									(4,384,655)			(4,384,655)
Commission on shares purchased for dividend reinvestment plan							(19,802)					(19,802)
Preferred stock dividends									(705,520)			(705,520)
Accretion of discount on preferred stock	77,917								(77,917)
Repurchase of preferred shares (10,000 shares, 8,030 shares and 7,120 shares for the year ended September 30, 2014, 2013 and 2012)	(10,000,000)											(10,000,000)
Redemption of preferred shares (6,653 shares)	(6,653,000)											(6,653,000)
Exchange of preferred shares (735 shares) for common shares (68,818 shares)	(735,000)			340,511			421,304		(26,815)
Stock options exercised (21,900 shares, 23,400 shares, and 84,456 shares for the year ended September 30, 2014, 2013 and 2012)				141,159			52,007					193,166
Stock option and award expense					(7,669)					(7,669)
Common stock issued (604,542 shares and 13,653 shares for the year ended September 30, 2014 and 2013)				3,421,039			3,189,637					6,610,676
Common stock issued under employee compensation plans (40,904 shares, 15,622 shares and 248,032 shares for year ended September 30, 2014, 2013 and 2012)		(2)		208,961			(93,956)					115,003
Forfeiture of restricted common stock (102,779 shares)				(752,676)			752,676
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (15,830 shares)				(172,630)								(172,630)
Distribution of equity trust shares, net (803 shares and 57,442 shares for the year ended September 30, 2014 and 2013)				7,235			(7,235)
Equity trust expense, net of forfeitures						55,307					55,307
Tax benefit (cost) from release of equity trust shares							673					673
Excess tax expense from stock-based compensation					(6,171)					(6,171)		(6,171)
BALANCE at Sep. 30, 2014		$ 130,821		$ (12,657,442)			$ 62,739,343	$ (26,210)	$ 61,929,624			$ 112,116,136